S000038937 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	157 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	8.42%
MSCI Emerging Markets Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.99%	4.15%	7.48%
Investor Class shares
Prospectus [Line Items]
Average Annual Return, Percent		10.56%	(0.28%)	8.03%
Performance Inception Date					Dec. 13, 2012
Investor Class shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.33%	(0.04%)	8.16%
Performance Inception Date					Dec. 13, 2012
Investor Class shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	0.04%	6.72%
Performance Inception Date					Dec. 13, 2012
Institutional Class shares
Prospectus [Line Items]
Average Annual Return, Percent		10.85%	(0.08%)	8.28%
Performance Inception Date					Dec. 13, 2012

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.